Note 8 - Impairment of Assets and Assets Held for Sale (Details Textual) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jul. 16, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 11,436
Gross carrying amount [member]
Statement Line Items [Line Items]
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		21,600
Accumulated impairment [member]
Statement Line Items [Line Items]
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 10,200
Sale of minority equity investments [member]
Statement Line Items [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 11,400
Solar project investments, one [member]
Statement Line Items [Line Items]
Percentage of equity interests sold		14.50%
Solar project investments, two [member]
Statement Line Items [Line Items]
Percentage of equity interests sold		10.00%